Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Pay versus Performance Table

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Net Income (4) (millions)	Adjusted Net Income (5) (millions)
					Total Shareholder Return (2)	Peer Group Total Shareholder Return (2)(3)

2023	$21,889,039	$16,222,856	$8,918,210	$8,173,085	164	143	$5,991	$7,838

2022	$20,931,081	$35,256,056	$6,710,732	$10,889,052	176	140	$5,888	$7,008

2021	$19,348,241	$50,432,186	$6,446,802	$15,664,365	157	143	$6,149	$6,300

2020	$17,109,952	$28,321,967	$5,388,978	$7,263,535	108	113	$4,572	$5,984

(1)
The PEO for each of the years presented was Gail K. Boudreaux and the non-PEO
NEOs for 2020, 2021 and 2022 were John E. Gallina, Peter D. Haytaian, Gloria M. McCarthy and Felicia F. Norwood. The
non-PEO
NEOs for 2023 were Mark B. Kaye, Peter D. Haytaian, Felicia F. Norwood, Blair W. Todt and John E. Gallina. To calculate Compensation Actually Paid for 2023, the following amounts were deducted from and added to the Summary Compensation Table total compensation reported for each of these individuals:

Reconciliation of Summary Compensation Table (“SCT”) Total Compensation to Compensation Actually Paid:

	2023
Adjustments	PEO ($)	Average of Non-PEO NEOs ($)
SCT Total	$21,889,039	$8,918,210

Add / (Subtract):

Adjustments for defined benefit and actuarial pension plans:
SCT amounts (i)	$—	$(2,384)
Service cost (ii)	$—	$—
Prior service cost (ii)	$—	$—

Adjustments for stock and option awards (iii) :
SCT amounts	$(15,800,079)	$(6,410,090)
Year-end fair value for awards granted in the covered year	$19,668,598	$7,660,611
Change in fair value of outstanding unvested awards from prior years	$(4,860,535)	$(1,087,385)
Vesting date fair value of awards granted and vesting during covered year	$—	$—
Change in fair value for prior year awards that vested during the covered year	$(4,674,167)	$(905,877)
Fair value of awards forfeited during the covered year	$—	$—
Dividends or other earnings paid on awards in the covered year prior to vesting	$—	$—
Compensation Actually Paid	$16,222,856	$8,173,085

(i)
Represents the change in the actuarial present value of the accumulated benefit under defined benefit and pension plans reported in the Summary Compensation Table for Mr. Gallina. No other NEO received any accumulated benefits under any pension plans.

(ii)
The Elevance Health Cash Balance Plan A was frozen effective December 31, 2006. There were no additional service costs or any impact on prior year benefits related to pension plan amendments during 2023; therefore, no amounts are included in this row related to pension benefits.

(iii)	Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid.
The fair values of stock options granted as of the end of 2023 and the year-over-year changes in the fair values of stock options outstanding at the end of, or that vested during, 2023 were calculated using a binomial lattice valuation model, as further described in Note 15, “Capital Stock,” of the Notes to our Consolidated Financial Statements included in Part II, Item 8 of our Form
10-K.
The following ranges of assumptions were used to estimate these fair values:

Calendar Year	Risk-Free Interest Rate	Volatility Factor	Dividend Yield (Annual)

2023	3.88 - 4.76%	29 - 32%	1.2 - 1.3%
The fair value of PSUs that vested during 2023 was calculated using the actual performance results of 162.9% as described in the Compensation Discussion & Analysis in this Proxy Statement.
The fair value of
in-flight
PSUs was calculated based on the probable
performance
as determined at the end of the applicable covered year, which has consistently been forecasted to be above the target level of performance.

(2)	Based upon an initial investment of $100 on December 31, 2019 with dividends reinvested.
(3)	Company selected peer group is the S&P 500 Health Care Index, the same peer group as reported in Part II, Item 5 in our Form 10-K.

(4)
Our 2021 and 2022 Net Income was recast in 2023 to include the impact of the Accounting Standards Update
2018-12
Adoption. Therefore, the 2021 and 2022 Net Income reported in these disclosures has been adjusted to reflect the recast amounts.

(5)
Our Company-selected measure is “Adjusted Net Income,” calculated as GAAP Shareholders’ Net
Income
, as adjusted for those items set forth in Annex A to this Proxy Statement, and further adjusted for those items that the Committee believes distort the view of management performance and that, if not adjusted, might misalign management incentives under the AIP. For 2023, these additional adjustments included a $29.3 million net decrease to reflect the exclusion of 2023 acquisition revenue and other non-material
administrative adjustments. For 2022, these additional adjustments included a $131.0 million increase to exclude the impact of the Accounting Standards Update
2018-12
Adoption and a $50.8 million net decrease to reflect the exclusion of 2022 acquisition revenue and other non-material
administrative adjustments. For 2021, these adjustments included a $54.0 million decrease to exclude the impact of the Accounting Standards
2018-12
Adoption and a $111.0 million net decrease to reflect the exclusion of 2021 acquisition revenue and other non-material
administrative adjustments. For 2020, these adjustments included a $267.3 million
increase related to our response to the
COVID-19
pandemic.

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote
(1)
The PEO for each of the years presented was Gail K. Boudreaux and the non-PEO
NEOs for 2020, 2021 and 2022 were John E. Gallina, Peter D. Haytaian, Gloria M. McCarthy and Felicia F. Norwood. The
non-PEO
NEOs for 2023 were Mark B. Kaye, Peter D. Haytaian, Felicia F. Norwood, Blair W. Todt and John E. Gallina. To calculate Compensation Actually Paid for 2023, the following amounts were deducted from and added to the Summary Compensation Table total compensation reported for each of these individuals:

Peer Group Issuers, Footnote	Company selected peer group is the S&P 500 Health Care Index, the same peer group as reported in Part II, Item 5 in our Form 10-K.
PEO Total Compensation Amount	$ 21,889,039	$ 20,931,081	$ 19,348,241	$ 17,109,952
PEO Actually Paid Compensation Amount	$ 16,222,856	35,256,056	50,432,186	28,321,967
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table (“SCT”) Total Compensation to Compensation Actually Paid:

	2023
Adjustments	PEO ($)	Average of Non-PEO NEOs ($)
SCT Total	$21,889,039	$8,918,210

Add / (Subtract):

Adjustments for defined benefit and actuarial pension plans:
SCT amounts (i)	$—	$(2,384)
Service cost (ii)	$—	$—
Prior service cost (ii)	$—	$—

Adjustments for stock and option awards (iii) :
SCT amounts	$(15,800,079)	$(6,410,090)
Year-end fair value for awards granted in the covered year	$19,668,598	$7,660,611
Change in fair value of outstanding unvested awards from prior years	$(4,860,535)	$(1,087,385)
Vesting date fair value of awards granted and vesting during covered year	$—	$—
Change in fair value for prior year awards that vested during the covered year	$(4,674,167)	$(905,877)
Fair value of awards forfeited during the covered year	$—	$—
Dividends or other earnings paid on awards in the covered year prior to vesting	$—	$—
Compensation Actually Paid	$16,222,856	$8,173,085

(i)
Represents the change in the actuarial present value of the accumulated benefit under defined benefit and pension plans reported in the Summary Compensation Table for Mr. Gallina. No other NEO received any accumulated benefits under any pension plans.

(ii)
The Elevance Health Cash Balance Plan A was frozen effective December 31, 2006. There were no additional service costs or any impact on prior year benefits related to pension plan amendments during 2023; therefore, no amounts are included in this row related to pension benefits.

(iii)	Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid.

Non-PEO NEO Average Total Compensation Amount	$ 8,918,210	6,710,732	6,446,802	5,388,978
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,173,085	10,889,052	15,664,365	7,263,535
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table (“SCT”) Total Compensation to Compensation Actually Paid:

	2023
Adjustments	PEO ($)	Average of Non-PEO NEOs ($)
SCT Total	$21,889,039	$8,918,210

Add / (Subtract):

Adjustments for defined benefit and actuarial pension plans:
SCT amounts (i)	$—	$(2,384)
Service cost (ii)	$—	$—
Prior service cost (ii)	$—	$—

Adjustments for stock and option awards (iii) :
SCT amounts	$(15,800,079)	$(6,410,090)
Year-end fair value for awards granted in the covered year	$19,668,598	$7,660,611
Change in fair value of outstanding unvested awards from prior years	$(4,860,535)	$(1,087,385)
Vesting date fair value of awards granted and vesting during covered year	$—	$—
Change in fair value for prior year awards that vested during the covered year	$(4,674,167)	$(905,877)
Fair value of awards forfeited during the covered year	$—	$—
Dividends or other earnings paid on awards in the covered year prior to vesting	$—	$—
Compensation Actually Paid	$16,222,856	$8,173,085

(i)
Represents the change in the actuarial present value of the accumulated benefit under defined benefit and pension plans reported in the Summary Compensation Table for Mr. Gallina. No other NEO received any accumulated benefits under any pension plans.

(ii)
The Elevance Health Cash Balance Plan A was frozen effective December 31, 2006. There were no additional service costs or any impact on prior year benefits related to pension plan amendments during 2023; therefore, no amounts are included in this row related to pension benefits.

(iii)	Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Measures for Determining NEO Pay

Adjusted Net Income

Adjusted Net Income Growth

Operating Revenue

Total Revenue Growth

Total Shareholder Return Amount	$ 164	176	157	108
Peer Group Total Shareholder Return Amount	143	140	143	113
Net Income (Loss)	$ 5,991,000,000	$ 5,888,000,000	$ 6,149,000,000	$ 4,572,000,000
Company Selected Measure Amount	7,838,000,000	7,008,000,000	6,300,000,000	5,984,000,000
PEO Name	Gail K. Boudreaux
Additional 402(v) Disclosure
The fair values of stock options granted as of the end of 2023 and the year-over-year changes in the fair values of stock options outstanding at the end of, or that vested during, 2023 were calculated using a binomial lattice valuation model, as further described in Note 15, “Capital Stock,” of the Notes to our Consolidated Financial Statements included in Part II, Item 8 of our Form
10-K.
The following ranges of assumptions were used to estimate these fair values:

Calendar Year	Risk-Free Interest Rate	Volatility Factor	Dividend Yield (Annual)

2023	3.88 - 4.76%	29 - 32%	1.2 - 1.3%
The fair value of PSUs that vested during 2023 was calculated using the actual performance results of 162.9% as described in the Compensation Discussion & Analysis in this Proxy Statement.
The fair value of
in-flight
PSUs was calculated based on the probable
performance
as determined at the end of the applicable covered year, which has consistently been forecasted to be above the target level of performance.

(2)	Based upon an initial investment of $100 on December 31, 2019 with dividends reinvested.
(5)
Our Company-selected measure is “Adjusted Net Income,” calculated as GAAP Shareholders’ Net
Income
, as adjusted for those items set forth in Annex A to this Proxy Statement, and further adjusted for those items that the Committee believes distort the view of management performance and that, if not adjusted, might misalign management incentives under the AIP. For 2023, these additional adjustments included a $29.3 million net decrease to reflect the exclusion of 2023 acquisition revenue and other non-material
administrative adjustments. For 2022, these additional adjustments included a $131.0 million increase to exclude the impact of the Accounting Standards Update
2018-12
Adoption and a $50.8 million net decrease to reflect the exclusion of 2022 acquisition revenue and other non-material
administrative adjustments. For 2021, these adjustments included a $54.0 million decrease to exclude the impact of the Accounting Standards
2018-12
Adoption and a $111.0 million net decrease to reflect the exclusion of 2021 acquisition revenue and other non-material
administrative adjustments. For 2020, these adjustments included a $267.3 million
increase related to our response to the
COVID-19
pandemic.

Equity Valuation Assumption Risk Free Interest Rate Minimum	3.88%
Equity Valuation Assumption Risk Free Interest Rate Maximum	4.76%
Equity Valuation Assumption Volatility Factor Minimum	29.00%
Equity Valuation Assumption Volatility Factor Maximum	32.00%
Equity Valuation Assumption Annual Dividend Yield Minimum	1.20%
Equity valuation assumption annual dividend yield maximum	1.30%
Equity Valuation Assumption Performance Stock Units Aggregate Performance Factor	162.90%
Adjustment In Net Income Decrease For Various Reasons	$ 29,300,000	$ 50,800,000	$ 111,000,000
Adjustment In Net Income Increase For ASU Adoption		$ 131,000,000
Adjustment In Net Income Increase For Various Reasons				$ 267,300,000
Adjustment In Net Income Decrease For ASU Adoption			$ 54,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Total Revenue Growth
PEO | SCT amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,800,079)
PEO | Service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year end fair value for awards granted in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,668,598
PEO | Change in fair value of outstanding unvested awards from prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,860,535)
PEO | Vesting date fair value of awards granted and vesting during covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in fair value for prior year awards that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,674,167)
PEO | Fair value of awards forfeited during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or other earnings paid on awards in the covered year prior to vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John E. Gallina [Member] | SCT amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | SCT amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,410,090)
Non-PEO NEO | Service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year end fair value for awards granted in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,660,611
Non-PEO NEO | Change in fair value of outstanding unvested awards from prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,087,385)
Non-PEO NEO | Vesting date fair value of awards granted and vesting during covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in fair value for prior year awards that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(905,877)
Non-PEO NEO | Fair value of awards forfeited during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or other earnings paid on awards in the covered year prior to vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | John E. Gallina [Member] | SCT amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,384)